Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash		$ 1,585,004	$ 912,574	$ 1,271,824
Prepaid expenses and other current assets		455,733	606,331	426,497
Deferred transaction costs		25,000	116,121	1,005,109
Promissory notes		332,363	502,838
Total current assets		2,398,100	2,137,864	2,703,430
Property and equipment, net		1,753,630	1,755,947	1,968
Capital project costs		5,279,822	3,320,403	100,000
Investment in equity securities		45,908	1,496,422	218,556
Other long-term assets		561,752	312,501
Total assets		10,039,212	9,023,137	3,023,954
Current liabilities
Accounts payable		9,253,643	10,264,117	1,256,792
Accrued liabilities and other current liabilities		4,803,615	4,722,687	208,107
Current portion of early exercised shares option liability		1,220	1,814	2,990
Short-term loans		304,666	10,008,552	72,967
Total current liabilities		14,363,144	24,997,170	1,540,856
SAFE notes				5,212,200
Warrant liability		790,654	2,451,237
Advance from PIPE investor			425,000
Earnout liability		4,700	532,700
Early exercised shares option liability		828	2,814	5,660
Total liabilities		15,159,326	28,408,921	6,758,716
Commitments and contingencies (Note 3)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 100,000,000 shares authorized, Nil shares issued and outstanding as at September 30, 2025, and December 31, 2024
Common stock, $0.0001 par value, 700,000,000 shares authorized, 8,954,343 and 4,773,628 shares issued and outstanding as at September 30, 2025, and December 31, 2024 respectively	[1]	883	460
Additional paid-in capital		59,471,853	33,232,704
Accumulated deficit		(64,592,850)	(52,618,948)	(3,793,585)
Total stockholders’ deficit		(5,120,114)	(19,385,784)	(3,734,762)
Total liabilities and stockholders’ deficit		10,039,212	9,023,137	3,023,954
Previously Reported [Member]
Stockholders’ equity (deficit)
Common stock, $0.0001 par value, 700,000,000 shares authorized, 8,954,343 and 4,773,628 shares issued and outstanding as at September 30, 2025, and December 31, 2024 respectively			460	402
Additional paid-in capital			33,232,704	58,421
Total stockholders’ deficit			(19,385,784)	(3,734,762)
Related Party [Member]
Current liabilities
Short-term loans			5,875,000
Nonrelated Party [Member]
Current liabilities
Short-term loans		$ 304,666	$ 4,133,552	$ 72,967

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.